Templeton Global Investment Trust
Consolidated Statement of Investments, March 31, 2020 (unaudited)
Templeton Global Balanced Fund
		Industry	Shares	Value
	Common Stocks 48.1%
	Canada 0.4%
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	1,095,100	$2,754,284
	China 1.6%
[a]	Baidu Inc., ADR	Interactive Media & Services	72,600	7,317,354
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	15,349,300	4,652,713
				11,970,067
	Denmark 0.9%
	A.P. Moeller-Maersk AS, B	Marine	8,115	7,191,519
	France 0.6%
	ArcelorMittal SA	Metals & Mining	410,017	3,869,691
	Dassault Aviation SA	Aerospace & Defense	1,240	1,017,997
				4,887,688
	Germany 5.9%
	Bayer AG	Pharmaceuticals	207,303	11,874,914
	Bayerische Motoren Werke AG	Automobiles	84,920	4,333,919
	Deutsche Telekom AG	Diversified Telecommunication Services	333,437	4,305,311
	E.ON SE	Multi-Utilities	944,359	9,684,294
	Merck KGaA	Pharmaceuticals	102,155	10,310,978
	Siemens AG	Industrial Conglomerates	51,989	4,352,118
				44,861,534
	Hong Kong 3.1%
	AIA Group Ltd.	Insurance	1,136,000	10,279,117
	CK Asset Holdings Ltd.	Real Estate Management & Development	755,000	4,134,038
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	587,852	3,965,697
	Swire Pacific Ltd., A	Real Estate Management & Development	611,500	3,939,869
	Value Partners Group Ltd.	Capital Markets	2,833,000	1,213,206
				23,531,927
	India 0.8%
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	290,486	6,295,603
	Ireland 0.8%
[a]	Ryanair Holdings PLC, ADR	Airlines	111,100	5,898,299
	Italy 0.9%
	Eni SpA	Oil, Gas & Consumable Fuels	660,869	6,565,580
	Tenaris SA	Energy Equipment & Services	35,616	214,806
				6,780,386
	Japan 8.7%
	Hosokawa Micron Corp.	Machinery	35,300	1,570,603
	Isuzu Motors Ltd.	Automobiles	612,100	4,071,181
	Japan Airlines Co. Ltd.	Airlines	168,300	3,114,203
	Kirin Holdings Co. Ltd.	Beverages	509,000	10,116,579
	Komatsu Ltd.	Machinery	113,400	1,875,326
	Kyocera Corp.	Electronic Equipment, Instruments & Components	109,200	6,506,612
	Nippon Television Holdings Inc.	Media	482,700	5,408,466
	Seria Co. Ltd.	Multiline Retail	250,800	7,287,647
Quarterly Consolidated Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	282,600	$5,828,321
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	316,800	9,744,520
	Tokyo Broadcasting System Holdings Inc.	Media	339,900	4,753,448
	Toyota Industries Corp.	Auto Components	118,200	5,693,208
				65,970,114
	Luxembourg 0.7%
	SES SA, IDR	Media	840,038	4,953,456
	Netherlands 2.5%
	Flow Traders	Capital Markets	284,833	8,572,012
	NN Group NV	Insurance	149,722	4,067,701
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	79,400	6,584,642
				19,224,355
	Norway 0.6%
	Equinor ASA	Oil, Gas & Consumable Fuels	380,373	4,751,742
	South Africa 0.0%†
[a,b,c]	K2016470219 South Africa Ltd., A	Specialty Retail	32,900,733	18,384
[a,b,c]	K2016470219 South Africa Ltd., B	Specialty Retail	4,646,498	2,597
				20,981
	South Korea 2.0%
	Hana Financial Group Inc.	Banks	78,941	1,495,745
	KB Financial Group Inc.	Banks	64,558	1,829,536
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	303,719	11,895,650
				15,220,931
	Spain 0.5%
	Amadeus IT Group SA	IT Services	81,862	3,852,104
	United Kingdom 6.1%
	BP PLC	Oil, Gas & Consumable Fuels	1,495,392	6,129,063
	Imperial Brands PLC	Tobacco	413,869	7,633,791
[a]	LivaNova PLC	Health Care Equipment & Supplies	113,400	5,131,350
	Persimmon PLC	Household Durables	103,421	2,443,354
	Prudential PLC	Insurance	552,784	6,922,391
	Standard Chartered PLC	Banks	833,807	4,607,349
	Travis Perkins PLC	Trading Companies & Distributors	436,716	4,744,742
	Vodafone Group PLC	Wireless Telecommunication Services	6,006,924	8,305,562
				45,917,602
	United States 12.0%
[a]	Berkshire Hathaway Inc., B	Diversified Financial Services	66,000	12,066,780
[a]	Booking Holdings Inc.	Internet & Direct Marketing Retail	6,370	8,569,688
	Citigroup Inc.	Banks	130,247	5,486,004
	Comcast Corp., A	Media	286,924	9,864,447
[a]	Dollar Tree Inc.	Multiline Retail	137,900	10,131,513
[a]	F5 Networks Inc.	Communications Equipment	46,300	4,936,969
	Freeport-McMoRan Inc.	Metals & Mining	552,000	3,726,000
	Gilead Sciences Inc.	Biotechnology	34,300	2,564,268
  |  2

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
		Industry	Shares		Value
	Common Stocks (continued)
	United States (continued)
	The Kroger Co.	Food & Staples Retailing	246,400		$7,421,568
[a]	Laboratory Corp. of America Holdings	Health Care Providers & Services	36,800		4,651,152
	Oracle Corp.	Software	198,510		9,593,988
[a,b,d]	Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888		34,934
	United Parcel Service Inc., B	Air Freight & Logistics	113,900		10,640,538
	UnitedHealth Group Inc.	Health Care Providers & Services	4,200		1,047,396
					90,735,245
	Total Common Stocks (Cost $450,560,876)				364,817,837
			Principal Amount*
	Corporate Bonds 0.0%†
	South Africa 0.0%†
[b,e,f]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22	Specialty Retail	2,646,671		3,284
	senior secured note, 144A, PIK, 8.00%, 12/31/22	Specialty Retail	2,407,693	EUR	6,506
[b,e,f]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	Multiline Retail	989,142		4,655
	Total Corporate Bonds (Cost $4,005,935)				14,445

	Foreign Government and Agency Securities 18.1%
	Argentina 1.2%
[g,h]	Argentina Treasury Bond BONCER,
	Index Linked, 1.20%, 3/18/22		427,091,263	ARS	2,607,037
	Index Linked, 1.40%, 3/25/23		238,304,727	ARS	1,331,782
	Index Linked, 1.50%, 3/25/24		238,304,736	ARS	1,273,151
[g]	Argentine Bonos del Tesoro,
	18.20%, 10/03/21		193,279,000	ARS	1,118,028
	16.00%, 10/17/23		298,989,000	ARS	1,388,901
	senior note, 15.50%, 10/17/26		243,952,000	ARS	1,075,150
[g,i]	Government of Argentina, FRN, 52.56%, (ARS Badlar + 2.00%), 4/03/22		37,519,000	ARS	300,853
					9,094,902
	Brazil 2.6%
	Letra Tesouro Nacional,
	Strip, 4/01/21		5,020[j]	BRL	934,678
	Strip, 7/01/21		9,890[j]	BRL	1,822,256
	Nota do Tesouro Nacional, 10.00%, 1/01/21		84,037[j]	BRL	16,940,532
					19,697,466
  |  3

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Colombia 0.8%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	689,000,000	COP	$174,117
	senior bond, 4.375%, 3/21/23	52,000,000	COP	12,276
	senior bond, 9.85%, 6/28/27	83,000,000	COP	22,615
	Titulos de Tesoreria,
	senior bond, B, 11.00%, 7/24/20	677,000,000	COP	170,278
	senior bond, B, 7.00%, 5/04/22	844,000,000	COP	215,809
	senior bond, B, 10.00%, 7/24/24	1,738,000,000	COP	489,240
	senior bond, B, 7.50%, 8/26/26	19,829,000,000	COP	5,001,187
				6,085,522
	El Salvador 0.0%†
[e]	Government of El Salvador, 144A, 7.65%, 6/15/35	100,000		86,030
	Ghana 2.0%
	Government of Ghana,
	24.75%, 3/01/21	110,000	GHS	20,372
	24.50%, 6/21/21	600,000	GHS	111,358
	24.75%, 7/19/21	6,550,000	GHS	1,215,381
	18.75%, 1/24/22	7,110,000	GHS	1,200,251
	19.75%, 3/25/24	7,250,000	GHS	1,185,037
	19.00%, 11/02/26	27,470,000	GHS	4,247,459
	senior bond, 19.75%, 3/15/32	20,850,000	GHS	3,226,166
	senior note, 18.50%, 6/01/20	1,210,000	GHS	212,279
	senior note, 18.25%, 9/21/20	4,990,000	GHS	881,351
	senior note, 24.00%, 11/23/20	7,760,000	GHS	1,416,207
	senior note, 16.50%, 3/22/21	50,000	GHS	8,680
	senior note, 18.25%, 7/25/22	7,580,000	GHS	1,236,230
				14,960,771
	India 1.9%
	Government of India,
	senior note, 7.16%, 5/20/23	307,000,000	INR	4,267,297
	senior note, 7.68%, 12/15/23	313,060,000	INR	4,442,207
	senior note, 6.79%, 5/15/27	402,500,000	INR	5,440,523
				14,150,027
	Indonesia 2.3%
	Government of Indonesia,
	senior bond, FR35, 12.90%, 6/15/22	10,168,000,000	IDR	706,648
	senior bond, FR39, 11.75%, 8/15/23	1,616,000,000	IDR	113,288
	senior bond, FR43, 10.25%, 7/15/22	154,000,000	IDR	10,212
	senior bond, FR46, 9.50%, 7/15/23	73,000,000,000	IDR	4,816,839
	senior bond, FR63, 5.625%, 5/15/23	2,150,000,000	IDR	127,913
	senior bond, FR70, 8.375%, 3/15/24	180,865,000,000	IDR	11,554,958
				17,329,858
  |  4

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Mexico 3.7%
	Government of Mexico,
	senior bond, M, 6.50%, 6/10/21	2,228,700[k]	MXN	$9,395,857
	senior bond, M, 6.50%, 6/09/22	1,962,300[k]	MXN	8,285,561
	senior bond, M, 8.00%, 12/07/23	327,300[k]	MXN	1,446,263
	senior bond, M 20, 10.00%, 12/05/24	85,300[k]	MXN	406,138
	senior note, M, 7.25%, 12/09/21	2,012,900[k]	MXN	8,617,937
				28,151,756
	South Korea 3.3%
	Korea Monetary Stabilization Bond, senior note, 1.18%, 8/02/21	208,000,000	KRW	170,986
	Korea Treasury Bond,
	senior bond, 4.25%, 6/10/21	3,380,800,000	KRW	2,879,802
	senior note, 1.375%, 9/10/21	8,462,200,000	KRW	6,974,376
	senior note, 2.00%, 12/10/21	380,000,000	KRW	316,673
	senior note, 2.25%, 9/10/23	876,000,000	KRW	743,756
	senior note, 1.875%, 3/10/24	2,205,000,000	KRW	1,849,371
	senior note, 1.375%, 9/10/24	4,655,400,000	KRW	3,831,713
	senior note, 3.00%, 9/10/24	745,000,000	KRW	655,980
	senior note, 1.375%, 12/10/29	9,724,200,000	KRW	7,851,943
				25,274,600
[l]	Supranational 0.3%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24	60,000,000	MXN	2,628,047
	Total Foreign Government and Agency Securities (Cost $200,161,400)			137,458,979
	U.S. Government and Agency Securities 3.7%
	United States 3.7%
	U.S. Treasury Note,
	1.375%, 1/31/25	15,300,000		16,032,726
	2.625%, 12/31/25	4,900,000		5,499,867
	1.625%, 2/15/26	2,650,000		2,823,803
	2.125%, 5/31/26	1,210,000		1,328,448
	1.625%, 10/31/26	2,650,000		2,837,467
				28,522,311
	Total U.S. Government and Agency Securities (Cost $27,432,196)			28,522,311
  |  5

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased 1.7%
Calls - Over-the-Counter
Currency Options 1.4%
AUD/JPY, Counterparty CITI, April Strike Price 79.30 JPY, Expires 4/22/20	1	1,816,000	AUD	$36
AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	1,511,000	AUD	24
AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	1,661,000	AUD	18
AUD/JPY, Counterparty CITI, May Strike Price 78.75 JPY, Expires 5/07/20	1	1,511,000	AUD	83
AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	6,042,000	AUD	78
AUD/JPY, Counterparty CITI, May Strike Price 80.00 JPY, Expires 5/13/20	1	4,234,000	AUD	195
AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	1,133,000	AUD	310
AUD/JPY, Counterparty CITI, December Strike Price 82.15 JPY, Expires 12/21/20	1	4,531,000	AUD	1,670
AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	1,888,000	AUD	34
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	2,379,000	AUD	83
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	1,511,000	AUD	60
AUD/USD, Counterparty HSBK, February Strike Price $0.75, Expires 2/08/21	1	2,017,000	AUD	2,975
AUD/USD, Counterparty HSBK, February Strike Price $0.74, Expires 2/10/21	1	2,420,000	AUD	3,859
AUD/USD, Counterparty MSCO, May Strike Price $0.70, Expires 5/07/20	1	1,890,000	AUD	438
AUD/USD, Counterparty MSCO, October Strike Price $0.66, Expires 10/28/20	1	4,035,000	AUD	31,242
AUD/USD, Counterparty MSCO, May Strike Price $0.77, Expires 5/12/21	1	2,719,000	AUD	4,251
USD/MXN, Counterparty CITI, July Strike Price 22.70 MXN, Expires 7/26/21	1	4,245,000		582,389
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	2,745,000		397,147
USD/MXN, Counterparty CITI, May Strike Price 20.09 MXN, Expires 5/12/20	1	2,513,000		405,204
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	993,000		130,100
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	1,725,000		245,783
USD/MXN, Counterparty CITI, June Strike Price 25.08 MXN, Expires 6/25/20	1	2,755,000		96,285
USD/MXN, Counterparty CITI, July Strike Price 21.03 MXN, Expires 7/30/20	1	1,413,000		195,333
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	5,523,000		620,487
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	5,517,000		664,683
  |  6

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty CITI, September Strike Price 20.85 MXN, Expires 9/17/20	1	5,497,000		$829,525
USD/MXN, Counterparty CITI, September Strike Price 27.34 MXN, Expires 9/24/20	1	4,756,000		139,541
USD/MXN, Counterparty CITI, October Strike Price 20.08 MXN, Expires 10/19/20	1	3,029,000		557,163
USD/MXN, Counterparty CITI, July Strike Price 22.57 MXN, Expires 7/20/21	1	4,245,000		591,804
USD/MXN, Counterparty GSCO, March Strike Price 20.62 MXN, Expires 3/03/21	1	884,000		159,345
USD/MXN, Counterparty JPHQ, June Strike Price 20.08 MXN, Expires 6/05/20	1	698,000		115,547
USD/MXN, Counterparty JPHQ, June Strike Price 20.70 MXN, Expires 6/12/20	1	1,039,000		147,885
USD/MXN, Counterparty JPHQ, June Strike Price 25.25 MXN, Expires 6/22/20	1	3,156,000		102,860
USD/MXN, Counterparty JPHQ, July Strike Price 20.14 MXN, Expires 7/14/20	1	3,160,000		533,970
USD/MXN, Counterparty JPHQ, July Strike Price 20.90 MXN, Expires 7/27/20	1	1,580,000		224,676
USD/MXN, Counterparty JPHQ, September Strike Price 25.50 MXN, Expires 9/22/20	1	3,160,000		139,663
USD/MXN, Counterparty MSCO, May Strike Price 19.86 MXN, Expires 5/29/20	1	7,912,000		1,371,553
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	1,400,000		160,812
USD/MXN, Counterparty MSCO, July Strike Price 18.99 MXN, Expires 7/17/20	1	4,164,000		896,413
USD/MXN, Counterparty MSCO, July Strike Price 20.75 MXN, Expires 7/17/20	1	2,082,000		304,611
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	4,418,000		446,783
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	4,418,000		165,653
Puts - Over-the-Counter
Currency Options 0.3%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	1,208,000	AUD	43,058
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	755,000	AUD	33,772
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	1,208,000	AUD	95,679
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	755,000	AUD	63,810
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	755,000	AUD	10,614
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	2,518,000	AUD	171,321
  |  7

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
AUD/JPY, Counterparty CITI, July Strike Price 72.00 JPY, Expires 7/21/20	1	9,062,000	AUD	$545,868
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	566,000	AUD	18,794
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	340,000	AUD	15,317
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	1,416,000	AUD	100,366
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	1,020,000	AUD	82,834
AUD/JPY, Counterparty CITI, December Strike Price 65.85 JPY, Expires 12/21/20	1	2,267,000	AUD	71,533
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/07/20	1	3,775,000	AUD	177,715
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	1,511,000	AUD	95,103
AUD/USD, Counterparty HSBK, July Strike Price $0.67, Expires 7/28/20	1	2,668,000	AUD	145,972
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/08/21	1	4,035,000	AUD	203,873
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/10/21	1	4,840,000	AUD	223,238
AUD/USD, Counterparty MSCO, August Strike Price $0.67, Expires 8/12/20	1	4,281,000	AUD	262,174
AUD/USD, Counterparty MSCO, October Strike Price $0.58, Expires 10/28/20	1	4,035,000	AUD	56,678
USD/MXN, Counterparty CITI, July Strike Price 18.28 MXN, Expires 7/20/20	1	849,000		697
USD/MXN, Counterparty CITI, July Strike Price 18.38 MXN, Expires 7/24/20	1	849,000		784
USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	2,761,000		4,663
USD/MXN, Counterparty CITI, October Strike Price 18.00 MXN, Expires 10/19/20	1	2,123,000		2,431
USD/MXN, Counterparty CITI, March Strike Price 21.48 MXN, Expires 3/24/21	1	1,322,000		18,909
USD/MXN, Counterparty GSCO, March Strike Price 18.65 MXN, Expires 3/03/21	1	884,000		2,223
USD/MXN, Counterparty JPHQ, June Strike Price 21.95 MXN, Expires 6/22/20	1	1,578,000		18,112
USD/MXN, Counterparty JPHQ, July Strike Price 18.10 MXN, Expires 7/14/20	1	1,975,000		1,284
Total Options Purchased (Cost $3,001,215)				12,737,393
Total Investments before Short Term Investments (Cost $685,161,622)				543,550,965
  |  8

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
			Principal Amount*		Value
	Short Term Investments 25.0%

	Foreign Government and Agency Securities 4.8%
	Brazil 1.0%
	Letra Tesouro Nacional, Strip, 7/01/20 - 10/01/20		38,134[j]	BRL	$7,269,154
	Japan 3.7%
[m]	Japan Treasury Discount Bill,
	4/06/20 - 9/23/20		1,566,200,000	JPY	14,567,970
	5/07/20		1,482,000,001	JPY	13,783,227
					28,351,197
	Mexico 0.1%
[m]	Mexico Treasury Bill, 4/02/20		1,244,440[n]	MXN	523,719
	Total Foreign Government and Agency Securities (Cost $36,060,437)				36,144,070
	Total Investments before Money Market Funds (Cost $721,222,059)				579,695,035
			Shares

	Money Market Funds (Cost $153,336,263) 20.2%
	United States 20.2%
[o,p]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%		153,336,263		153,336,263
	Total Investments (Cost $874,558,322) 96.6%				733,031,298
	Options Written (0.6)%				(4,557,556)
	Other Assets, less Liabilities 4.0%				30,310,982
	Net Assets 100.0%				$758,784,724
		Number of Contracts	Notional Amount
	Options Written (0.6)%
	Calls - Over-the-Counter
	Currency Options (0.5)%
	AUD/JPY, Counterparty CITI, April Strike Price 75.95 JPY, Expires 4/22/20	1	1,816,000	AUD	(102)
	AUD/JPY, Counterparty CITI, May Strike Price 76.00 JPY, Expires 5/06/20	1	3,173,000	AUD	(376)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/07/20	1	3,021,000	AUD	(319)
	AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	1,510,000	AUD	(122)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/13/20	1	4,234,000	AUD	(520)
  |  9

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/JPY, Counterparty CITI, December Strike Price 75.70 JPY, Expires 12/21/20	1	4,531,000	AUD	$(6,808)
AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	1,888,000	AUD	(184)
AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	2,379,000	AUD	(411)
AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	1,511,000	AUD	(2,619)
AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/08/21	1	2,017,000	AUD	(8,070)
AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/10/21	1	2,420,000	AUD	(11,102)
AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	2,518,000	AUD	(3,514)
AUD/USD, Counterparty MSCO, May Strike Price $0.68, Expires 5/07/20	1	3,781,000	AUD	(1,856)
AUD/USD, Counterparty MSCO, August Strike Price $0.74, Expires 8/12/20	1	1,605,000	AUD	(1,028)
AUD/USD, Counterparty MSCO, October Strike Price $0.61, Expires 10/28/20	1	4,035,000	AUD	(102,569)
AUD/USD, Counterparty MSCO, May Strike Price $0.74, Expires 5/12/21	1	5,438,000	AUD	(12,430)
USD/MXN, Counterparty CITI, May Strike Price 19.34 MXN, Expires 5/12/20	1	1,257,000		(241,289)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	1,381,000		(90,439)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	529,000		(34,394)
USD/MXN, Counterparty CITI, June Strike Price 26.36 MXN, Expires 6/25/20	1	1,388,000		(32,854)
USD/MXN, Counterparty CITI, June Strike Price 30.33 MXN, Expires 6/25/20	1	1,377,000		(12,338)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	2,761,000		(230,568)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	1,839,000		(107,221)
USD/MXN, Counterparty CITI, September Strike Price 20.06 MXN, Expires 9/17/20	1	2,748,000		(495,574)
USD/MXN, Counterparty CITI, September Strike Price 22.40 MXN, Expires 9/17/20	1	2,748,000		(277,543)
USD/MXN, Counterparty CITI, March Strike Price 35.62 MXN, Expires 3/24/21	1	4,756,000		(82,460)
USD/MXN, Counterparty GSCO, June Strike Price 21.07 MXN, Expires 6/03/20	1	884,000		(111,935)
USD/MXN, Counterparty JPHQ, June Strike Price 29.40 MXN, Expires 6/22/20	1	3,156,000		(33,700)
USD/MXN, Counterparty JPHQ, July Strike Price 22.30 MXN, Expires 7/27/20	1	1,580,000		(152,110)
USD/MXN, Counterparty JPHQ, September Strike Price 30.80 MXN, Expires 9/22/20	1	3,160,000		(48,490)
  |  10

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty MSCO, May Strike Price 20.92 MXN, Expires 5/29/20	1	2,637,000		$(346,634)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	700,000		(31,665)
USD/MXN, Counterparty MSCO, July Strike Price 19.91 MXN, Expires 7/17/20	1	6,246,000		(1,113,980)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	6,627,000		(357,023)
USD/MXN, Counterparty MSCO, September Strike Price 22.46 MXN, Expires 9/10/20	1	552,000		(54,211)
Puts - Over-the-Counter
Currency Options (0.1)%
AUD/JPY, Counterparty CITI, July Strike Price 68.00 JPY, Expires 7/21/20	1	4,027,000	AUD	(129,634)
AUD/USD, Counterparty HSBK, May Strike Price $0.64, Expires 5/07/20	1	3,020,000	AUD	(93,268)
AUD/USD, Counterparty HSBK, January Strike Price $0.63, Expires 1/27/21	1	1,334,000	AUD	(44,099)
AUD/USD, Counterparty MSCO, June Strike Price $0.55, Expires 6/16/20	1	1,513,000	AUD	(6,473)
AUD/USD, Counterparty MSCO, August Strike Price $0.64, Expires 8/12/20	1	1,070,000	AUD	(37,552)
AUD/USD, Counterparty MSCO, October Strike Price $0.50, Expires 10/28/20	1	2,017,000	AUD	(11,685)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	1,725,000		(3,914)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	529,000		(253)
USD/MXN, Counterparty CITI, July Strike Price 18.86 MXN, Expires 7/20/20	1	2,547,000		(3,202)
USD/MXN, Counterparty CITI, July Strike Price 18.97 MXN, Expires 7/24/20	1	2,547,000		(3,612)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	5,523,000		(15,138)
USD/MXN, Counterparty CITI, September Strike Price 24.20 MXN, Expires 9/24/20	1	1,322,000		(72,114)
USD/MXN, Counterparty CITI, October Strike Price 18.89 MXN, Expires 10/19/20	1	4,246,000		(8,704)
USD/MXN, Counterparty GSCO, June Strike Price 19.52 MXN, Expires 6/03/20	1	442,000		(476)
USD/MXN, Counterparty GSCO, March Strike Price 19.80 MXN, Expires 3/03/21	1	884,000		(4,497)
USD/MXN, Counterparty JPHQ, June Strike Price 20.08 MXN, Expires 6/05/20	1	698,000		(1,329)
USD/MXN, Counterparty JPHQ, June Strike Price 19.40 MXN, Expires 6/12/20	1	1,039,000		(1,135)
USD/MXN, Counterparty JPHQ, June Strike Price 23.40 MXN, Expires 6/22/20	1	3,156,000		(104,688)
  |  11

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
	Number of Contracts	Notional Amount	Value
Options Written (continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty JPHQ, July Strike Price 18.92 MXN, Expires 7/14/20	1	3,160,000	$(3,792)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	1,100,000	(889)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	1,657,000	(4,644)
Total Options Written (Premiums received $1,880,366)			$(4,557,556)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]The security is owned by FT Holdings Corporation IV, a wholly-owned subsidiary of the Fund. See Note 7.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $100,475, representing less than 0.1% of net assets.
[f]Income may be received in additional securities and/or cash.
[g]Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
[h]Redemption price at maturity and coupon payment are adjusted for inflation.
[i]The coupon rate shown represents the rate at period end.
[j]Principal amount is stated in 1,000 Brazilian Real Units.
[k]Principal amount is stated in 100 Mexican Peso Units.
[l]A supranational organization is an entity formed by two or more central governments through international treaties.
[m]The security was issued on a discount basis with no stated coupon rate.
[n]Principal amount is stated in 10 Mexican Peso Units.
[o]See Note 7 regarding investments in affiliated management investment companies.
[p]The rate shown is the annualized seven-day effective yield at period end.
  |  12

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	6,071,000	1,176,550		4/02/20	$ —	$(8,367)
Brazilian Real	CITI	Sell	6,071,000	1,184,239		4/02/20	16,056	—
Indian Rupee	BNDP	Buy	423,785,000	5,719,636		4/07/20	—	(109,964)
Indian Rupee	BNDP	Sell	423,785,000	5,837,380		4/07/20	227,707	—
Euro	DBAB	Buy	2,568,908	2,861,249		4/08/20	—	(27,844)
Euro	DBAB	Sell	2,568,908	2,857,139		4/08/20	23,733	—
Mexican Peso	CITI	Sell	11,739,000	584,515		4/08/20	90,908	—
South Korean Won	HSBK	Sell	9,458,966,732	8,137,446		4/08/20	376,412	—
Euro	UBSW	Buy	943,744	1,051,171		4/09/20	—	(10,216)
Euro	UBSW	Sell	943,744	1,050,010		4/09/20	9,054	—
Euro	JPHQ	Buy	2,915,063	3,248,041		4/14/20	—	(32,050)
Euro	JPHQ	Sell	2,915,063	3,239,465		4/14/20	23,474	—
Euro	BOFA	Buy	7,619,000	8,493,433		4/15/20	—	(87,561)
Euro	BOFA	Sell	7,619,000	8,500,290		4/15/20	94,418	—
Euro	GSCO	Buy	1,651,995	1,848,632		4/15/20	—	(26,023)
Euro	GSCO	Sell	1,651,995	1,842,933		4/15/20	20,324	—
Swedish Krona	DBAB	Buy	24,942,200	2,294,781	EUR	4/15/20	—	(15,480)
Indian Rupee	CITI	Sell	103,210,800	1,429,018		4/16/20	67,499	—
Brazilian Real	JPHQ	Sell	7,341,200	1,533,967		4/17/20	122,615	—
Euro	GSCO	Buy	974,786	1,091,331		4/23/20	—	(15,519)
Euro	GSCO	Sell	974,786	1,100,630		4/23/20	24,819	—
Norwegian Krone	DBAB	Buy	10,071,000	853,258		4/24/20	117,620	—
Euro	DBAB	Buy	100,000	111,510		4/27/20	—	(1,128)
Euro	DBAB	Sell	100,000	112,560		4/27/20	2,178	—
South Korean Won	HSBK	Sell	5,885,027,073	5,058,907		4/28/20	226,572	—
Euro	GSCO	Buy	110,159	123,297		4/29/20	—	(1,692)
Euro	GSCO	Sell	110,159	123,788		4/29/20	2,182	—
Euro	SCNY	Buy	3,343,195	3,730,109		4/29/20	—	(39,521)
Euro	SCNY	Sell	3,343,195	3,756,464		4/29/20	65,875	—
South Korean Won	HSBK	Sell	4,594,897,268	3,957,195		4/29/20	184,072	—
Euro	DBAB	Buy	6,229,151	6,950,419		4/30/20	—	(73,710)
Euro	DBAB	Sell	6,229,151	6,994,714		4/30/20	118,005	—
Euro	CITI	Buy	3,767,000	4,218,094		5/04/20	—	(58,836)
Euro	CITI	Sell	3,767,000	4,246,633		5/04/20	87,375	—
Indian Rupee	HSBK	Buy	179,312,000	2,401,940		5/04/20	—	(51,282)
Indian Rupee	HSBK	Sell	179,312,000	2,483,718		5/04/20	133,060	—
Brazilian Real	CITI	Sell	6,089,300	1,184,251		5/05/20	14,806	—
Brazilian Real	JPHQ	Sell	10,840,200	2,615,190		5/05/20	533,339	—
Indian Rupee	HSBK	Sell	81,583,060	1,127,071		5/05/20	57,823	—
Euro	JPHQ	Buy	2,214,250	2,480,480		5/08/20	—	(35,274)
Euro	JPHQ	Sell	2,214,250	2,483,503		5/08/20	38,297	—
Swiss Franc	UBSW	Buy	1,820,175	1,657,915	EUR	5/08/20	62,956	—
Swiss Franc	GSCO	Buy	1,786,325	1,627,631	EUR	5/12/20	61,247	—
Indian Rupee	BNDP	Buy	233,148,000	3,128,957		5/13/20	—	(78,946)
Indian Rupee	BNDP	Sell	233,148,000	3,240,057		5/13/20	190,045	—
  |  13

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swedish Krona	DBAB	Buy	24,942,200	2,343,113	EUR	5/13/20	$ —	$(71,230)
Indian Rupee	HSBK	Sell	88,330,094	1,228,086		5/14/20	72,832	—
Indian Rupee	JPHQ	Sell	227,610,880	3,162,404		5/14/20	185,521	—
Indian Rupee	HSBK	Sell	229,352,000	3,185,002		5/18/20	188,135	—
Norwegian Krone	DBAB	Buy	5,468,000	594,529		5/18/20	—	(67,350)
Norwegian Krone	DBAB	Buy	22,113,500	2,433,639		5/19/20	—	(301,636)
Euro	BOFA	Buy	500,000	561,458		5/20/20	—	(9,044)
Euro	BOFA	Sell	4,110,760	4,598,830		5/20/20	57,150	—
Euro	GSCO	Buy	47,872	53,654		5/20/20	—	(763)
Euro	GSCO	Sell	47,872	53,564		5/20/20	674	—
Indian Rupee	CITI	Sell	281,865,000	3,910,854		5/20/20	229,528	—
Australian Dollar	JPHQ	Sell	19,527,876	1,416,211,688	JPY	5/21/20	1,203,336	—
Euro	JPHQ	Sell	3,912,953	4,384,737		5/21/20	61,430	—
Euro	HSBK	Sell	2,803,525	331,035,515	JPY	5/22/20	—	(11,734)
Euro	HSBK	Sell	2,803,525	336,737,045	JPY	5/22/20	41,416	—
Australian Dollar	CITI	Sell	5,235,270	387,179,627	JPY	5/26/20	393,232	—
Euro	DBAB	Sell	6,231,599	6,970,667		5/26/20	84,195	—
Japanese Yen	JPHQ	Buy	209,581,500	1,951,774		5/26/20	2,248	—
Norwegian Krone	DBAB	Buy	16,393,500	1,799,797		5/27/20	—	(219,236)
Brazilian Real	JPHQ	Sell	9,557,700	2,231,647		6/02/20	399,003	—
Euro	JPHQ	Sell	13,255,813	14,855,193		6/04/20	201,425	—
Euro	UBSW	Sell	943,744	1,057,843		6/05/20	14,535	—
Japanese Yen	HSBK	Buy	308,598,830	2,925,673		6/08/20	—	(47,014)
Japanese Yen	JPHQ	Buy	293,091,510	2,781,891		6/08/20	—	(47,887)
Japanese Yen	JPHQ	Sell	293,091,510	2,800,640		6/08/20	66,636	—
Australian Dollar	CITI	Sell	17,534,250	1,245,229,832	JPY	6/09/20	842,886	—
Euro	JPHQ	Sell	13,255,813	15,404,845		6/15/20	745,351	—
Japanese Yen	MSCS	Buy	1,010,000,000	9,686,391		6/15/20	—	(262,365)
Norwegian Krone	JPHQ	Buy	13,577,400	1,483,715		6/15/20	—	(174,640)
Swedish Krona	DBAB	Buy	49,884,300	4,709,282	EUR	6/15/20	—	(170,914)
Norwegian Krone	JPHQ	Buy	13,494,800	1,483,718		6/16/20	—	(182,606)
Swedish Krona	DBAB	Buy	24,942,200	2,292,671	EUR	6/16/20	—	(16,958)
Mexican Peso	CITI	Sell	40,252,000	1,979,880		6/17/20	304,924	—
Norwegian Krone	DBAB	Buy	22,113,500	2,455,937		6/19/20	—	(323,841)
Norwegian Krone	JPHQ	Buy	13,824,100	1,533,847		6/19/20	—	(200,982)
Japanese Yen	JPHQ	Buy	250,941,500	2,372,927		6/22/20	—	(30,819)
Japanese Yen	JPHQ	Sell	250,941,500	2,399,624		6/22/20	57,517	—
Norwegian Krone	DBAB	Buy	13,389,000	1,193,316		6/22/20	97,601	—
Japanese Yen	BNDP	Buy	634,154,280	6,056,920		6/24/20	—	(137,716)
Euro	HSBK	Sell	2,803,598	335,184,195	JPY	6/25/20	27,158	—
Norwegian Krone	DBAB	Buy	6,689,000	747,785		6/30/20	—	(102,853)
Norwegian Krone	JPHQ	Buy	120,073,113	11,226,894		6/30/20	350,174	—
Brazilian Real	CITI	Sell	6,071,000	1,170,697		7/02/20	8,332	—
Brazilian Real	JPHQ	Sell	13,830,400	2,726,395		7/02/20	78,400	—
South Korean Won	HSBK	Sell	5,354,972,927	4,660,754		7/17/20	249,120	—
Euro	UBSW	Buy	3,114,000	3,510,007		7/23/20	—	(62,143)
  |  14

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Global Balanced Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW	Sell	3,506,930	3,981,944		7/23/20	$99,022	$ —
Brazilian Real	JPHQ	Sell	11,984,100	2,653,698		8/04/20	363,894	—
Swiss Franc	UBSW	Buy	3,640,350	3,360,606	EUR	8/10/20	79,158	—
Swiss Franc	GSCO	Buy	3,572,651	3,304,145	EUR	8/12/20	71,061	—
Swedish Krona	DBAB	Buy	24,942,100	2,365,250	EUR	8/13/20	—	(99,643)
Australian Dollar	JPHQ	Sell	14,645,906	1,052,843,452	JPY	8/21/20	846,723	—
Australian Dollar	CITI	Sell	5,221,330	370,602,955	JPY	8/24/20	257,857	—
Euro	HSBK	Sell	2,803,526	331,284,750	JPY	8/24/20	—	(9,024)
Euro	HSBK	Sell	2,803,525	339,888,207	JPY	8/25/20	71,435	—
Japanese Yen	CITI	Buy	99,123,200	896,110		8/26/20	30,884	—
Norwegian Krone	DBAB	Buy	16,393,500	1,755,531		8/26/20	—	(174,797)
Japanese Yen	JPHQ	Buy	209,585,600	1,913,543		8/27/20	46,546	—
Japanese Yen	CITI	Buy	255,150,000	2,468,806		8/31/20	—	(82,305)
South Korean Won	GSCO	Sell	5,211,000,000	4,341,053		9/09/20	39,312	—
Norwegian Krone	JPHQ	Buy	12,113,700	1,342,635		9/21/20	—	(174,536)
Japanese Yen	HSBK	Buy	740,597,560	6,842,496		9/24/20	89,499	—
Norwegian Krone	DBAB	Buy	13,389,000	1,483,875		9/24/20	—	(192,795)
Mexican Peso	CITI	Sell	12,045,000	584,516		10/08/20	91,301	—
Mexican Peso	CITI	Sell	9,047,000	438,398		10/09/20	67,995	—
Euro	HSBK	Sell	3,767,000	4,233,129		10/13/20	52,051	—
Mexican Peso	CITI	Sell	30,162,000	1,458,638		10/13/20	224,411	—
Euro	DBAB	Sell	975,303	1,100,161		10/15/20	17,580	—
Mexican Peso	CITI	Sell	44,398,000	2,154,845		10/15/20	338,575	—
Mexican Peso	CITI	Sell	40,653,000	1,991,262		10/16/20	328,420	—
Swiss Franc	UBSW	Buy	1,820,175	1,660,501	EUR	11/09/20	62,996	—
Swiss Franc	GSCO	Buy	1,786,326	1,630,157	EUR	11/12/20	61,278	—
Norwegian Krone	DBAB	Buy	13,252,000	1,449,573		11/16/20	—	(171,699)
Australian Dollar	JPHQ	Sell	4,881,968	357,762,355	JPY	11/24/20	356,507	—
Japanese Yen	MSCS	Buy	7,481,000,000	70,712,895		12/18/20	—	(492,946)
Total Forward Exchange Contracts							$12,551,735	$(4,512,889)
Net unrealized appreciation (depreciation)							$8,038,846

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 22.
  |  15

Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, Templeton Global Balanced Fund is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2020, a market event occurred resulting in a portion of the securities held by Fund being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC
  |  17

Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At March 31, 2020 the Fund received $7,685,002 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. The Fund did not hold any interest rate swap contracts at period end.
The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
4.  CONCENTRATION OF RISK
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At March 31, 2020, the Fund had 1.4% of its net assets denominated in Argentine Pesos, which has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
5.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6.  RESTRICTED SECURITIES
At March 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 Act, were as follows:
Shares	Issuer	Acquisition Date	Cost	Value
32,900,733	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	$81,025	$18,384
4,646,498	K2016470219 South Africa Ltd., B	2/01/17	3,450	2,597
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$84,475	$20,981

†Rounds to less than 0.1% of net assets.
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2020, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$131,795,067	$175,984,342	$(154,443,146)	$ —	$ —	$153,336,263	153,336,263	$245,899
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	—	$52,000	$(52,000)	—	—	—	—	$25
Total Affiliated Securities	$131,795,067	$176,036,342	$(154,495,146)	$ —	$ —	$153,336,263		$245,924
8.  INVESTMENTS IN FT HOLDINGS CORPORATION IV (FT Subsidiary)
The Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At March 31, 2020, FT Subsidiary’s investment Turtle Bay Resort as well as any other assets and liabilities of FT subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2020, the net assets of FT Subsidiary were $5,325,008, representing 0.7% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
9.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2020, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:
Denmark	$—	$7,191,519	$—	$7,191,519
France	—	4,887,688	—	4,887,688
Germany	—	44,861,534	—	44,861,534
India	—	6,295,603	—	6,295,603
Italy	—	6,780,386	—	6,780,386
Netherlands	6,584,642	12,639,713	—	19,224,355
Norway	—	4,751,742	—	4,751,742
South Africa	—	—	20,981	20,981
Spain	—	3,852,104	—	3,852,104
United Kingdom	5,131,350	40,786,252	—	45,917,602
United States	90,700,311	—	34,934	90,735,245
All Other Equity Investments	130,299,078	—	—	130,299,078
Corporate Bonds:
South Africa	—	—	14,445	14,445
Foreign Government and Agency Securities:
Argentina	—	—	9,094,902	9,094,902
All Other Foreign Government and Agency Securities	—	128,364,077	—	128,364,077
U.S. Government and Agency Securities	—	28,522,311	—	28,522,311
Options Purchased	—	12,737,393	—	12,737,393
Short Term Investments:
All Other Short Term Investments	153,336,263	36,144,070	—	189,480,333
Total Investments in Securities	$386,051,644	$337,814,392	$9,165,262	$733,031,298
Other Financial Instruments:
Forward Exchange Contracts	$—	$12,551,735	$—	$12,551,735
Restricted Currency (ARS)	—	—	1,124,057	1,124,057
Total Other Financial Instruments	—	12,551,735	1,124,057	13,675,792
Receivables:
Interest Receivable (ARS)	$—	$—	$757,491	$757,491
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Options Written	$—	$4,557,556	$—	$4,557,556
Forward Exchange Contracts	—	4,512,889	—	4,512,889
Total Other Financial Instruments	$ —	$9,070,445	$ —	$9,070,445
Payables:
Deferred Tax (ARS)	$—	$—	$864	$864

[a]For detailed categories, see the accompanying Statement of Investments.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At March 31, 2020, the reconciliation of assets and/or liabilities is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Common Stocks
South Africa	$26,811	$—	$—	$—	$—	$—	$—	$(5,830)	$20,981	$(5,830)
United States	34,934	—	—	—	—	—	—	—	34,934	—
Corporate Bonds
South Africa	8,254	—	—	6,506	—	97,148		(97,463)	14,445	(97,463)
Foreign Government and Agency Securities
Argentina	9,148,100	5,528,778	(2,739,406)	—	—	302,390	(6,475,561)	3,330,601	9,094,902	(198,370)
Short Term Investments Argentina	702,477	60,136	(458,038)	—	—	87,565	(447,590)	55,450	—	—
Total Investment in Securities	$9,920,576	$5,588,914	$(3,197,444)	$6,506	$—	$487,103	$(6,923,151)	$3,282,758	$9,165,262	$(301,663)
Other Financial Instruments:
Restricted Currency (ARS)	2,466,942	1,632,630	(2,732,058)	—	—	—	(355,522)	112,065	1,124,057	74,736
Receivables:
Interest Receivable (ARS)	419,240	434,765	(79,932)	—	—	—	(1,909)	(14,673)	757,491	(12,328)
Liabilities:
Payables:
Deferred Tax (ARS)	1,002	—	—	—	—	—	—	(138)	864	(138)
aTransferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
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Templeton Global Investment Trust
Notes to Statements of Investments (unaudited)
9.  FAIR VALUE MEASUREMENTS (continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Assets:
Investments in Securities:
Foreign Government and Agency Securities
Argentina	$9,094,902	Market comparables	Implied Foreign exchange rate	81.4 ARS/USD	Decrease[b]
Other Financial Instruments:
Restricted Currency (ARS)	1,124,057	Market comparables	Implied Foreign exchange rate	81.4 ARS/USD	Decrease[b]
All other[c]	827,851
Liabilities:
All other[c]	864
aRepresents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cIncludes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
10.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP	BNP Paribas
BOFA	Bank of America
CITI	Citigroup, Inc.
DBAB	Deutsche Bank
GSCO	The Goldman
HSBK	HSBC Bank
JPHQ	JP Morgan Chase
MSCO	Morgan Stanley
SCNY	Standard Chartered
UBSW	UBS AG
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese yen
KRW	South Korean Won
MXN	Mexican Peso
USD	United States Dollar
Selected Portfolio
ADR	American Depositary Receipt
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
FRN	Floating Rate Note
IDR	International Depositary Receipt
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
VRI	Value Recovery Instrument
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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